Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (784,931)	$ (839,253)	$ (946,673)
Ending Balance	(681,909)	(784,931)	(839,253)
Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,472,279	5,354,282	5,070,844
Effects in profit and loss	102,067	191,999	357,373
Allocation to recoverable taxes		(79,786)	(71,573)
Other comprehensive income	74,598	5,784	(2,362)
Ending Balance	5,648,944	5,472,279	5,354,282
Derivative financial instruments [Member] | Deferred Tax Liability [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(39,492)	(30,667)	(20,446)
Effects in profit and loss	44,931	(8,825)	(10,221)
Other comprehensive income	76,931
Ending Balance	82,370	(39,492)	(30,667)
Expected credit loss [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	10,636	7,209	8,267
Effects in profit and loss	195	3,427	(1,058)
Ending Balance	10,831	10,636	7,209
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(96,496)	(103,782)	(114,627)
Ending Balance	(76,881)	(96,496)	(103,782)
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	46,723	37,645	31,854
Effects in profit and loss	3,867	9,078	5,791
Ending Balance	50,590	46,723	37,645
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(1,905)	(2,008)	(2,209)
Ending Balance	(1,712)	(1,905)	(2,008)
Improvements to concession assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	567,497	511,166	411,620
Effects in profit and loss	37,554	56,331	99,546
Ending Balance	605,051	567,497	511,166
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	4,592,116	4,461,211	4,162,475
Effects in profit and loss	62,386	130,905	298,736
Ending Balance	4,654,502	4,592,116	4,461,211
Other acquired rights [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	139,268	130,776	118,215
Effects in profit and loss	4,328	8,492	12,561
Ending Balance	143,596	139,268	130,776
Other temporary differences [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	445	387	268
Effects in profit and loss	4	58	119
Ending Balance	449	445	387
Unused tax losses [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	113,257	170,990	233,965
Effects in profit and loss	(61,953)	(57,733)	(62,975)
Ending Balance	51,304	113,257	170,990
Employee benefits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	27,805	27,257	20,898
Effects in profit and loss	4,901	(5,236)	8,721
Other comprehensive income	(2,333)	5,784	(2,362)
Ending Balance	30,373	27,805	27,257
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	14,458	16,238	16,586
Ending Balance	13,604	14,458	16,238
Accruals [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	14,024	12,966	9,469
Effects in profit and loss	5,854	1,058	3,497
Ending Balance	$ 19,878	14,024	12,966
Unused tax credits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance		25,342	94,259
Effects in profit and loss		54,444	2,656
Allocation to recoverable taxes		$ (79,786)	(71,573)
Ending Balance			$ 25,342